revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
revenue from contracts with customers
Schedule of revenues

As at December 31 (millions)	2023	2022
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period 1, [2]
During the 12-month period ending one year hence	$2,576	$2,539
During the 12-month period ending two years hence	1,022	1,034
Thereafter	107	81
	$3,705	$3,654

1

Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

2

IFRS-IASB requires the explanation of when we might expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

Schedule of accounts receivable

As at December 31 (millions)	Note	2023	2022
Customer accounts receivable		$2,938	$2,636
Accrued receivables – customer		480	468
Allowance for doubtful accounts	4(b)	(103)	(94)
		3,315	3,010
Accrued receivables – other		282	306
Accounts receivable – current		$3,597	$3,316

Schedule of contract assets

Years ended December 31 (millions)	Note	2023	2022
Balance, beginning of period		$908	$877
Net additions arising from operations		1,531	1,483
Amounts billed in the period and thus reclassified to accounts receivable		(1,550)	(1,456)
Change in impairment allowance, net	4(b)	4	1
Other		5	3
Balance, end of period		$898	$908
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence		$595	$588
The 12-month period ending two years hence		250	266
Thereafter		53	54
Balance, end of period		$898	$908
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets		$595	$588
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	24	(13)	(14)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	24	(137)	(133)
		$445	$441